Material Accounting Policy Information - Restricted share units and Deferred Share Units (Details)	12 Months Ended
Dec. 31, 2024 shares
Restricted Share Units
Significant accounting policies
The number of shares exchanged for each RSU	1
The number of trading days immediately preceding the date of the conversion award	5 days
Time-based RSU
Significant accounting policies
Vesting period	3 years
Performance based RSU
Significant accounting policies
Vesting period	3 years
Target settlement range 0% to 200%	100.00%
Deferred share units
Significant accounting policies
Number of trading days immediately preceding grant date for determining fair value	5 days
Bottom of range | Performance based RSU
Significant accounting policies
Target settlement range 0% to 200%	0.00%
Top of range | Performance based RSU
Significant accounting policies
Target settlement range 0% to 200%	200.00%